Customer Concentration	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Customer Concentration
CUSTOMER CONCENTRATION

The following table shows customers with revenues of 10% or greater of total third-party revenues and customers with accounts receivable balances of 10% or greater of total accounts receivable from third parties:

				Percentage of Accounts Receivable from Third Parties
	Year Ended December 31,			December 31,
	2017	2016	2015	2017	2016
Customer A	24%	39%	—%	28%	34%
Customer B	14%	*	—%	16%	21%
Customer C	14%	—%	—%	14%	—%
Customer D	17%	—%	—%	—%	—%
Customer E	*	13%	—%	—%	—%
Customer F	*	*	—%	15%	28%
Customer G	*	*	—%	—%	12%

* Less than 10%

During the year ended December 31, 2017, revenues from external customers that were derived from domestic customers was $1.6 billion and from customers outside of the United States was $4.0 billion, of which $1.2 billion, $787 million and $762 million were derived from customers in Japan, Ireland and South Korea, respectively. During the year ended December 31, 2016, revenues from external customers that were derived from domestic customers was $769 million and from customers outside of the United States was $514 million, of which $162 million was derived from a customer in Japan. Substantially all of our revenues from external customers for the year ended December 31, 2015 were attributed to the United States. We attribute revenues from external customers to the country in which the party to the applicable agreement has its principal place of business. Substantially all of our long-lived assets are located in the United States.